Warrant liability (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants [Abstract]
Expiration period of warrants	5 years
Share price (in dollars per share)	$ 18.00
Private Placement Warrants [Member]
Warrants [Abstract]
Class of warrant or right, outstanding | shares	3,148,569
Public Warrant [Member]
Warrants [Abstract]
Class of warrant or right, outstanding | shares	14,948,809
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Class A Common Stock [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Trading day threshold period	20 days
Number of trading days	30 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Class A Common Stock [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	10.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Class A Common Stock [Member]
Warrants [Abstract]
Share price (in dollars per share)	10.00
Warrant redemption price (in dollars per share)	$ 0.10
Notice period to redeem warrants	30 days